INCOME TAXES - Movements of deferred tax assets and liabilities (Details) ₺ in Thousands	12 Months Ended
Dec. 31, 2025 TRY (₺)
INCOME TAXES
Net income for the year charge	₺ 49,157
Tax charge relating to components of other comprehensive income	(1,228)
Balance at ending of the year	₺ 47,929